Balance Sheet Components - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Prepaid research & development	$ 436	$ 2
Prepaid insurance	140	0
Total prepaid expenses	$ 576	$ 2